Consolidated Statement of Financial Position - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Current assets:
Cash and cash equivalents	$ 273,108	$ 508,982
Restricted cash	4,843	5,465
Trade and other receivables, net of expected credit losses	288,157	226,015
Accounts receivables from related parties	6,290	17,204
Current tax assets	231,914	114,361
Expendable spare parts and supplies, net of provision for obsolescence	90,395	97,248
Prepayments	99,864	99,757
Deposits and other assets	89,773	201,984
Total current assets	1,084,344	1,271,016
Assets held for sale	31,580
Non-current assets:
Deposits and other assets	115,504	116,400
Trade and other receivables, net of expected credit losses	35,503	4,115
Non current taxes assets	19	136,301
Intangible assets and goodwill, net	513,803	426,579
Deferred tax assets	24,573	25,969
Property and equipment, net	5,313,317	4,881,016
Total non-current assets	6,002,719	5,590,380
Net assets	7,118,643	6,861,396
Current liabilities:
Short-term borrowings and current portion of long-term debt	626,742	572,072
Accounts payable	732,574	495,029
Accounts payable to related parties	2,827	7,187
Accrued expenses	120,894	186,657
Current tax liabilities	26,702	31,935
Provisions for legal claims	7,809	11,720
Provisions for return conditions	2,475	19,093
Employee benefits	44,663	38,706
Air traffic liability	424,579	454,018
Frequent flyer deferred revenue	186,378	85,207
Other liabilities	3,861	9,415
Total current liabilities	2,179,504	1,911,039
Non-current liabilities:
Long-term debt	3,380,838	3,180,041
Accounts payable	7,127	5,084
Provisions for return conditions	127,685	144,099
Employee benefits	110,085	135,640
Deferred tax liabilities	18,437	25,814
Frequent flyer deferred revenue	234,260	104,786
Other liabilities	68,246	15,193
Total non-current liabilities	3,946,678	3,610,657
Total liabilities	6,126,182	5,521,696
Equity:
Common stock	82,600	82,600
Preferred stock	42,023	42,023
Additional paid-in capital on common stock	234,567	234,567
Additional paid-in capital on preferred stock	469,273	469,273
Retained earnings	386,087	587,989
Other comprehensive income	(44,096)	(802)
Equity attributable to owners of the Company	1,170,454	1,415,650
Non-controlling interest	(177,993)	(75,950)
Total equity	992,461	1,339,700
Total liabilities and equity	$ 7,118,643	$ 6,861,396